As filed with the Securities and Exchange Commission on March 12, 2013.

1933 Act Registration No. 333-170606

1940 Act Registration No. 811-22495

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]	☐
Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

CURIAN SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 847-4143

7601 Technology Way, Denver, Colorado 80237

(Mailing Address)

with a copy to:
Diana R. Gonzalez, Esq. Curian Series Trust Assistant Vice President 225 West Wacker Drive, Suite 1200 Chicago, IL 60606	K&L Gates LLP 70 West Madison Street Suite 3100 Chicago, Illinois 60602-4207 Attn: Alan Goldberg
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on November 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 6 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 5 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 12th day of March, 2013.

CURIAN SERIES TRUST

/s/ Susan S. Rhee	*
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee	*	March 12, 2013
David W. Agostine
Trustee

/s/ Susan S. Rhee	*	March 12, 2013
Michael A. Bell
Trustee

/s/ Susan S. Rhee	*
Gregory P. Contillo		March 12, 2013
Trustee

/s/ Susan S. Rhee	*	March 12, 2013
Daniel W. Koors
Treasurer and Chief Financial Officer

/s/ Susan S. Rhee	*	March 12, 2013
Dylan E. Taylor
Trustee

/s/ Susan S. Rhee	*	March 12, 2013
Scot T. Wetzel
Trustee

* By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST
Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase